Loans and advances to credit institutions - Restricted assets (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Financial instruments received as collateral	$ 111,937	$ 55,483
Financial instruments in connection with derivative transactions in organized markets
Financial assets
Financial assets pledged as collateral	3,689	2,566
Financial instrument in connection with OTC derivative transactions | Loans and advances to credit institutions | Financial assets at amortized cost category
Financial assets
Financial assets pledged as collateral	29,508
Financial instrument in connection with OTC derivative transactions | Loans and advances to credit institutions | Loans and receivables category
Financial assets
Financial assets pledged as collateral		34,542
Financial instruments in connection with repurchase agreement transactions | Loans and advances to credit institutions | Other financial assets at fair value through profit or loss category
Financial assets
Financial instruments received as collateral	$ 98,458	$ 46,075